Schedule of Property Plant and Equipment (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Computer software costs, net	$ 400,508	$ 783,476
Office Equipment and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Computer software	599,959	600,762
Less: accumulated amortization	480,754	317,994
Computer software costs, net	119,205	282,768
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Computer software	190,787	190,787
Less: accumulated amortization	149,317	130,886
Computer software costs, net	41,470	59,901
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Computer software	667,979	666,171
Less: accumulated amortization	428,146	225,364
Computer software costs, net	$ 239,833	$ 440,807